Property, Plant and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 1,509,339,910	$ 206,778,720	¥ 1,636,029,164
Less:
Accumulated depreciation	(862,489,629)	(118,160,595)	(841,035,233)
Construction in progress	2,677,929	366,875	19,955,095
Property, plant and equipment, net	649,528,210	88,985,000	814,949,026
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	40,972,933	5,613,269
Buildings and plants [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	562,423,983	77,051,770	685,779,415
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	651,694,871	89,281,831	654,857,745
Furniture, fixtures and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	244,771,734	33,533,590	286,033,440
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 9,476,389	$ 1,298,260	¥ 9,358,564